Note 9 - Staff Numbers and Costs - Key Management Personnel Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Salaries, wages and incentives	$ 1,578	$ 1,949	$ 1,009
Social security costs	151	101	79
Pension contributions	114	64	36
Equity incentives	392	244	111
Short-term compensated absences		2
Total	$ 2,235	$ 2,361	$ 1,235